UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21751

Lazard World Dividend & Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

Item 1. Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments

March 31, 2018 (unaudited)

Description	Shares	Fair Value
Common Stocks | 94.6%
Australia | 2.9%
Alumina, Ltd.	998,498	$1,822,532
Whitehaven Coal, Ltd.	184,850	639,403
		2,461,935
Belgium | 0.9%
Anheuser-Busch InBev SA/NV	7,125	783,056
Brazil | 2.3%
BB Seguridade Participacoes SA	77,302	685,344
Cielo SA	203,241	1,273,700
		1,959,044
Canada | 3.2%
Alaris Royalty Corp.	112,380	1,429,664
Nutrien, Ltd.	14,160	669,202
Suncor Energy, Inc.	18,090	624,694
		2,723,560
China | 7.7%
Agricultural Bank of China, Ltd., Class H	4,976,000	2,861,519
China Construction Bank Corp., Class H	1,797,180	1,867,446
China Mobile, Ltd. Sponsored ADR	30,082	1,376,251
JNBY Design, Ltd.	240,000	490,697
		6,595,913
France | 3.8%
Societe Generale SA	15,772	858,080
TOTAL SA	42,172	2,396,788
		3,254,868
Germany | 1.1%
Aroundtown SA	57,741	447,665
Vonovia SE	9,310	461,704
		909,369
Hong Kong | 1.3%
Sands China, Ltd.	213,200	1,157,676
India | 2.1%
HCL Technologies, Ltd.	43,672	653,285
Indiabulls Housing Finance, Ltd.	37,591	724,470
Tata Consultancy Services, Ltd.	10,461	458,607
		1,836,362
Italy | 0.9%
Italgas SpA	125,365	750,098
Japan | 5.1%
Amada Holdings Co., Ltd.	100,800	1,227,895
Sumitomo Mitsui Financial Group, Inc.	47,000	1,993,011
Tokyo Electron, Ltd.	6,400	1,181,973
		4,402,879
Description	Shares	Fair Value
Luxembourg | 0.7%
SES SA	41,906	$567,739
Mexico | 0.5%
Fibra Uno Administracion SA de CV REIT	279,500	421,891
Netherlands | 4.4%
ABN AMRO Group NV	42,597	1,284,288
Royal Dutch Shell PLC, B Shares	77,200	2,487,764
		3,772,052
Peru | 0.5%
Credicorp, Ltd.	2,030	460,891
Portugal | 0.8%
Galp Energia SGPS SA	35,990	678,856
Russia | 1.8%
Mobile TeleSystems PJSC Sponsored ADR	75,807	863,442
Severstal PJSC GDR	45,972	694,573
		1,558,015
Singapore | 1.3%
BOC Aviation, Ltd.	81,700	487,013
NetLink NBN Trust	1,012,500	630,048
		1,117,061
South Africa | 2.3%
Life Healthcare Group Holdings, Ltd.	495,107	1,161,886
Standard Bank Group, Ltd.	46,069	852,081
		2,013,967
Sweden | 2.8%
Nordea Bank AB	81,835	874,257
Swedbank AB, A Shares	69,340	1,554,701
		2,428,958
Switzerland | 0.8%
Novartis AG	8,644	699,317
Taiwan | 6.3%
Accton Technology Corp.	211,000	696,487
Hon Hai Precision Industry Co., Ltd.	412,345	1,288,516
Realtek Semiconductor Corp.	113,000	492,662
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	66,545	2,912,009
		5,389,674
Turkey | 2.2%
Tofas Turk Otomobil Fabrikasi AS	15,002	100,827
Tupras Turkiye Petrol Rafinerileri AS	29,165	814,215
Turkcell Iletisim Hizmetleri AS	246,510	942,747
		1,857,789
United Kingdom | 5.0%
Legal & General Group PLC	182,542	661,244

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2018 (unaudited)

Description	Shares	Fair Value
Rio Tinto PLC	43,387	$2,202,838
St James’s Place PLC	90,791	1,386,067
		4,250,149
United States | 33.9%
AES Corp.	65,730	747,350
Aptiv PLC	5,000	424,850
AT&T, Inc.	51,053	1,820,039
Blackstone Mortgage Trust, Inc., Class A REIT	61,569	1,934,498
Brandywine Realty Trust REIT	27,260	432,889
Chevron Corp.	6,014	685,837
Cisco Systems, Inc.	76,800	3,293,952
Cypress Semiconductor Corp.	40,003	678,451
Eaton Corp. PLC	41,290	3,299,484
Extra Space Storage, Inc. REIT	10,140	885,830
Gilead Sciences, Inc.	12,025	906,565
Johnson & Johnson	4,640	594,616
Leggett & Platt, Inc.	13,800	612,168
Occidental Petroleum Corp.	20,307	1,319,143
PacWest Bancorp	23,374	1,157,714
Pattern Energy Group, Inc., Class A	108,562	1,877,037
Pfizer, Inc.	98,309	3,488,986
Schlumberger, Ltd.	6,600	427,548
SunTrust Banks, Inc.	26,820	1,824,833
The Coca-Cola Co.	51,865	2,252,497
Valero Energy Corp.	4,730	438,802
		29,103,089
Total Common Stocks (Cost $74,761,915)		81,154,208

Description	Principal Amount (000) (¢)	Fair Value
Foreign Government Obligations | 16.7%
Argentina | 0.6%
Argentina Treasury Bill, 0.00%, 06/15/18	11,240	$521,155
Brazil | 1.7%
Brazil NTN-F, 10.00%, 01/01/21	4,502	1,441,240
Dominican Republic | 0.5%
Dominican Republic Bonds, 15.95%, 06/04/21 (#)	16,500	399,861
Egypt | 3.3%
Egypt Treasury Bills:
0.00%, 07/03/18	40,975	2,225,198
Description	Principal Amount (000) (¢)	Fair Value
0.00%, 08/21/18	12,100	$638,019
		2,863,217
Indonesia | 1.1%
Indonesia Government Bonds:
8.25%, 07/15/21	5,156,000	398,005
8.375%, 09/15/26	6,853,000	552,023
		950,028
Malaysia | 2.2%
Malaysia Government Bonds:
3.58%, 09/28/18	4,060	1,051,314
3.759%, 03/15/19	2,262	588,038
3.654%, 10/31/19	1,090	283,134
		1,922,486
Mexico | 2.5%
Mexican Bonos:
6.50%, 06/10/21	27,570	1,484,577
5.75%, 03/05/26	13,350	667,343
		2,151,920
Romania | 0.7%
Romania Government Bonds:
5.85%, 04/26/23	730	208,198
5.80%, 07/26/27	1,410	408,049
		616,247
Russia | 1.2%
Russia Government Bonds - OFZ, 7.05%, 01/19/28	57,800	1,016,397
South Africa | 1.2%
Republic of South Africa, 6.75%, 03/31/21	11,840	993,216
Sri Lanka | 0.1%
Sri Lanka Government Bonds, 9.25%, 05/01/20	16,000	101,739
Turkey | 1.6%
Turkey Government Bonds:
10.40%, 03/27/19	2,620	643,827
2.00%, 10/26/22	2,907	702,248
		1,346,075
Total Foreign Government Obligations (Cost $14,248,141)		14,323,581

Description	Shares	Fair Value
Short-Term Investments | 0.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $454,052)	454,052	$454,052

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2018 (unaudited)

Total Investments | 111.8% (Cost $89,464,108) (¤)	$95,931,841
Liabilities in Excess of Cash and Other Assets | (11.8)%	(10,147,323)
Net Assets | 100.0%	$85,784,518

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2018 (unaudited)

Forward Currency Contracts open at March 31, 2018:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	4,484,620	USD	206,000	CIT	08/21/18	$1,051	$—
ARS	10,486,110	USD	493,000	HSB	06/15/18	8,469	—
ARS	22,007,940	USD	1,051,000	JPM	05/22/18	15,036	—
ARS	7,414,940	USD	361,000	SCB	04/27/18	2,864	—
BRL	1,846,462	USD	566,000	CIT	04/09/18	—	6,995
BRL	2,220,344	USD	659,032	CIT	10/16/18	2,173	—
BRL	1,158,288	USD	354,000	HSB	04/20/18	—	3,644
CLP	265,049,820	USD	441,000	HSB	04/20/18	—	2,063
CNY	11,452,694	USD	1,804,000	CIT	05/09/18	17,547	—
CNY	2,608,990	USD	412,000	HSB	05/09/18	2,959	—
COP	2,201,667,200	USD	776,000	CIT	04/12/18	11,865	—
COP	2,029,251,000	USD	710,000	CIT	05/29/18	15,131	—
COP	1,278,480,000	USD	448,000	SCB	05/09/18	9,271	—
CZK	20,522,010	EUR	807,000	CIT	04/26/18	637	—
CZK	5,977,358	USD	291,000	JPM	04/26/18	—	1,143
DOP	20,609,400	USD	420,000	CIT	04/20/18	—	4,096
EGP	13,680,625	USD	717,108	CIT	05/08/18	51,538	—
EGP	13,570,000	USD	704,021	CIT	05/21/18	56,327	—
EUR	752,331	USD	940,000	CIT	05/25/18	—	10,926
GHS	1,014,390	USD	221,000	CIT	05/07/18	5,136	—
GHS	833,565	USD	183,000	SCB	04/23/18	3,946	—
GHS	1,176,080	USD	244,000	SCB	07/09/18	11,842	—
HUF	318,125,350	USD	1,268,000	JPM	04/27/18	—	13,087
IDR	4,623,705,000	USD	333,000	CIT	01/07/19	—	4,362
IDR	14,393,280,000	USD	1,034,000	HSB	04/26/18	13,138	—
IDR	1,646,690,000	USD	118,000	HSB	01/07/19	—	959
IDR	6,094,179,000	USD	441,000	SCB	04/06/18	2,181	—
INR	23,271,720	USD	356,000	CIT	05/08/18	318	—
INR	43,397,024	USD	666,314	HSB	04/09/18	24	—
INR	101,964,510	USD	1,580,000	SCB	04/20/18	—	15,272
KRW	920,684,520	USD	861,000	SCB	04/12/18	5,814	—
KZT	167,752,250	USD	523,000	CIT	04/06/18	2,340	—
KZT	190,983,000	USD	590,000	CIT	04/26/18	6,157	—
KZT	184,517,460	USD	573,000	SCB	05/25/18	570	—
NGN	173,375,000	USD	475,000	CIT	06/19/18	24,721	—
NGN	145,500,000	USD	388,000	HSB	12/27/18	11,141	—
NGN	146,916,000	USD	396,000	JPM	09/19/18	17,103	—
NGN	172,662,500	USD	475,000	SCB	05/21/18	27,409	—
NGN	140,145,250	USD	371,000	SCB	12/27/18	13,452	—
PEN	3,021,018	USD	924,000	HSB	05/18/18	11,023	—
PEN	1,289,917	USD	394,000	SCB	04/16/18	5,653	—
PHP	70,880,288	USD	1,397,000	JPM	04/12/18	—	40,140
PLN	4,418,077	USD	1,302,000	JPM	04/16/18	—	11,234
PLN	1,310,698	USD	385,000	SCB	04/30/18	—	1,964
RUB	24,364,620	USD	427,000	SCB	04/16/18	—	2,439
RUB	42,289,797	USD	737,000	SCB	05/16/18	—	2,857

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (concluded)

March 31, 2018 (unaudited)

Forward Currency Contracts open at March 31, 2018 (concluded):

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SGD	832,368	USD	637,000	SCB	05/31/18	$—	$1,357
THB	51,391,503	USD	1,651,000	SCB	05/16/18	—	5,175
TRY	2,722,757	USD	628,000	SCB	11/13/18	16,619	—
UAH	6,861,850	USD	233,000	SCB	07/26/18	15,199	—
USD	1,056,000	AUD	1,378,680	SCB	06/04/18	—	2,991
USD	669,000	BRL	2,220,344	HSB	10/16/18	7,795	—
USD	467,000	CNY	2,994,404	HSB	05/09/18	—	9,259
USD	468,000	COP	1,302,444,000	CIT	04/12/18	1,921	—
USD	731,976	EGP	13,680,625	CIT	05/08/18	—	36,670
USD	722,962	EGP	13,570,000	CIT	05/21/18	—	37,385
USD	1,617,000	EUR	1,307,036	CIT	05/25/18	2,905	—
USD	396,000	IDR	5,486,976,000	SCB	04/06/18	—	3,024
USD	637,000	JPY	67,114,957	HSB	05/29/18	4,036	—
USD	1,038,000	MXN	19,691,379	SCB	05/23/18	—	36,777
USD	422,375	RON	1,590,959	CIT	03/15/19	2,522	—
USD	350,000	TRY	1,344,823	CIT	04/05/18	9,433	—
USD	419,000	TRY	1,628,423	SCB	04/05/18	6,613	—
USD	431,000	TRY	1,668,401	SCB	04/05/18	8,489	—
USD	500,113	UYU	14,545,800	HSB	04/18/18	—	11,462
USD	857,000	ZAR	10,348,361	SCB	04/20/18	—	15,099
USD	63,398	ZAR	748,702	SCB	05/16/18	525	—
UYU	14,094,080	USD	484,000	JPM	04/18/18	11,689	—
UYU	19,014,650	USD	655,000	JPM	04/18/18	13,745	—
ZAR	4,171,981	USD	347,000	CIT	05/16/18	3,345	—
ZAR	5,024,934	USD	428,000	SCB	04/20/18	—	4,528
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$461,672	$284,908

Currency Abbreviations:

ARS	— Argentinian Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Chinese Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Republic Peso
EGP	— Egyptian Pound
EUR	— Euro
GHS	— Ghanaian Cedi
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexican New Peso
NGN	— Nigerian Naira
PEN	— Peruvian New Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— New Turkish Lira
UAH	— Ukranian Hryvnia
USD	— United States Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Counterparty Abbreviations:

CIT	— Citibank NA
HSB	— HSBC Bank USA NA
JPM	— JPMorgan Chase Bank NA
SCB	— Standard Chartered Bank

Lazard World Dividend & Income Fund, Inc.

Notes to Portfolio of Investments

March 31, 2018 (unaudited)

(¢)	Principal amount denominated in respective country’s currency.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2018, these securities amounted to 0.5% of net assets.
(¤)	Lazard World Dividend & Income Fund, Inc. (the “Fund”), at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
NTN-F	- Brazil Sovereign “Nota do Tesouro Nacional” Series F
PJSC	- Public Joint Stock Company
REIT	- Real Estate Investment Trust

Portfolio holdings by industry† (as a percentage of net assets):

Auto Components	0.5%
Automobiles	0.1
Banks	18.2
Beverages	3.5
Biotechnology	1.1
Capital Markets	3.3
Chemicals	0.8
Communications Equipment	4.6
Diversified Telecommunication Services	2.9
Electrical Equipment	3.8
Electronic Equipment, Instruments & Components	1.5
Energy Equipment & Services	0.5
Equity Real Estate Investment Trusts (REITs)	2.0
Gas Utilities	0.9
Health Care Providers & Services	1.3
Hotels, Restaurants & Leisure	1.3
Household Durables	0.7
Independent Power and Renewable Electricity Producers	3.1
Insurance	1.6
IT Services	2.8
Machinery	1.4
Media	0.7
Metals & Mining	5.5
Mortgage Real Estate Investment Trusts (REITs)	2.2
Oil, Gas & Consumable Fuels	11.8
Pharmaceuticals	5.6
Real Estate Management & Development	1.1
Semiconductors & Semiconductor Equipment	6.1
Textiles, Apparel & Luxury Goods	0.6
Thrifts & Mortgage Finance	0.8
Trading Companies & Distributors	0.6
Wireless Telecommunication Services	3.7
Subtotal	94.6
Foreign Government Obligations	16.7
Short-Term Investments	0.5
Total Investments	111.8%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a)     The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)     There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date:	May 25, 2018

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date:	May 25, 2018